Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Software development costs	$ 16,055,557	$ 17,628,758	$ 16,810,802	$ 14,556,209	$ 13,800,812	$ 13,056,478
Goodwill, impairment loss	$ 0